Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Tax Charge
The tax charge comprises:

	2021	2020[1]	2019[1]
Continuing operations	£m	£m	£m
Corporation tax
Current year	404.0	307.8	435.2
Prior years	(41.4)	(83.2)	(63.4)
	362.6	224.6	371.8
Deferred tax
Current year	(131.0)	(80.2)	(78.3)
Prior years	(1.5)	(17.3)	(6.3)
	(132.5)	(97.5)	(84.6)
Tax charge	230.1	127.1	287.2
Note
[1]Figures have been restated as described in the accounting policies.

Tax Charge Reconciled to Profit Before Taxation
The tax charge for the year can be reconciled to profit/(loss) before taxation in the consolidated income statement as follows:

	2021	2020[1]	2019[1]
Continuing operations	£m	£m	£m
Profit/(loss) before taxation	950.8	(2,790.6)	1,214.3
Tax at the corporation tax rate of 19.0%[2]	180.7	(530.2)	230.7
Tax effect of share of results of associates	(13.3)	16.2	(2.7)
Irrecoverable withholding taxes	52.3	49.4	44.7
Items that are not deductible in determining taxable profit	29.3	67.0	53.7
Goodwill impairment	0.6	542.4	10.4
Effect of different tax rates in subsidiaries operating in other jurisdictions	81.2	92.7	77.1
Origination and reversal on unrecognised temporary differences	(36.3)	(29.3)	(3.4)
Tax losses not recognised or utilised in the year	7.4	21.1	13.2
Utilisation of tax losses not previously recognised	(5.1)	(1.7)	(42.7)
Recognition of temporary differences not previously recognised	—	—	(24.1)
Net release of prior year provisions in relation to acquired businesses	(1.1)	(1.7)	(19.9)
Other prior year adjustments	(41.8)	(98.8)	(49.8)
Impact of deferred tax rate change	(23.8)	—	—
Tax charge	230.1	127.1	287.2
Effective tax rate on profit/(loss) before tax	24.2%	(4.6)%	23.7%
Notes
[1]Figures have been restated as described in the accounting policies.
2As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19.0% (2020: 19.0%, 2019: 19.0%).